TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Trade receivables, net of impairment losses	$ 17,242	$ 18,340
Prepayments	2,998	3,634
Value added tax		69
Finance lease receivables	500	542
Total and other receivables	$ 20,740	$ 22,585